LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
LOSS PER SHARE
Schedule of basic and diluted loss per share

	2016	2017	2017	2017	2018	2018	2018	2018	2018	2018
	Ordinary
	shares	Class A	Class B	Class C	Class A	Class A	Class B	Class B	Class C	Class C
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$	RMB	US$
Basic loss per share:
Numerator:
Net loss attributable to BEST Inc.	(1,363,480)	(612,133)	(219,898)	(395,862)	(320,514)	(46,615)	(124,319)	(18,081)	(63,155)	(9,186)
Accretion to redemption value of redeemable convertible preferred shares	(3,661,975)	—	—	—	—	—	—	—	—	—
Deemed dividend-Repurchase of redeemable convertible preferred shares	(160,891)	—	—	—	—	—	—	—	—	—
Deemed dividend-Modification of redeemable convertible preferred shares	(423,979)	—	—	—	—	—	—	—	—	—
Net loss attributable to ordinary shareholders—basic	(5,610,325)	(612,133)	(219,898)	(395,862)	(320,514)	(46,615)	(124,319)	(18,081)	(63,155)	(9,186)
Denominator:
Weighted average number of ordinary shares outstanding—basic	60,000,000	73,900,022	26,547,262	47,790,698	242,542,728	242,542,728	94,075,249	94,075,249	47,790,698	47,790,698
Basic loss per share	(93.51)	(8.28)	(8.28)	(8.28)	(1.32)	(0.19)	(1.32)	(0.19)	(1.32)	(0.19)

	2016	2017	2017	2017	2018	2018	2018	2018	2018	2018
	Ordinary
	shares	Class A	Class B	Class C	Class A	Class A	Class B	Class B	Class C	Class C
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$	RMB	US$
Diluted loss per share:
Numerator:
Net loss attributable to ordinary shareholders—basic	(5,610,325)	(612,133)	(219,898)	(395,862)	(320,514)	(46,615)	(124,319)	(18,081)	(63,155)	(9,186)
Reallocation of net loss attributable to ordinary shareholders as a result of conversion of Class C and Class B to Class A ordinary shares (Note 19)	—	(615,760)	—	—	(187,474)	(27,267)	—	—	—	—
Net loss attributable to ordinary shareholders—diluted	(5,610,325)	(1,227,893)	(219,898)	(395,862)	(507,988)	(73,882)	(124,319)	(18,081)	(63,155)	(9,186)
Denominator:
Weighted average number of ordinary shares outstanding—basic	60,000,000	73,900,022	26,547,262	47,790,698	242,542,728	242,542,728	94,075,249	94,075,249	47,790,698	47,790,698
Conversion of Class C and Class B to Class A ordinary shares (Note 19)	—	74,337,960	—	—	141,865,947	141,865,947	—	—	—	—
Weighted average number of ordinary shares outstanding - diluted	60,000,000	148,237,982	26,547,262	47,790,698	384,408,675	384,408,675	94,075,249	94,075,249	47,790,698	47,790,698
Diluted loss per share	(93.51)	(8.28)	(8.28)	(8.28)	(1.32)	(0.19)	(1.32)	(0.19)	(1.32)	(0.19)